Provisions - Summary of Provisions by Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	$ 2,278	$ 897
Effect of changes in foreign exchange rates	73	(3)
Acquisitions through business combinations		1,535
Provisions made	308	600
Provisions used	(419)	(508)
Provisions reversed	(160)	(93)
Other movements	52	(150)
Ending balance	2,400	2,278
Adjustments [Member]
Disclosure of other provisions [line items]
Beginning balance	268
Ending balance		268
Fair values adjusted 2016 [Member]
Disclosure of other provisions [line items]
Beginning balance	2,546
Ending balance		2,546
Restructuring [Member]
Disclosure of other provisions [line items]
Beginning balance	232	157
Effect of changes in foreign exchange rates	15	(9)
Acquisitions through business combinations		216
Provisions made	88	100
Provisions used	(186)	(228)
Provisions reversed	(2)	(3)
Other movements	6	(1)
Ending balance	153	232
Restructuring [Member] | Fair values adjusted 2016 [Member]
Disclosure of other provisions [line items]
Beginning balance	232
Ending balance		232
Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	1,592	733
Effect of changes in foreign exchange rates	20	9
Acquisitions through business combinations		703
Provisions made	185	483
Provisions used	(135)	(274)
Provisions reversed	(160)	(63)
Other movements	7	1
Ending balance	1,383	1,592
Disputes [Member] | Adjustments [Member]
Disclosure of other provisions [line items]
Beginning balance	(126)
Ending balance		(126)
Disputes [Member] | Fair values adjusted 2016 [Member]
Disclosure of other provisions [line items]
Beginning balance	1,466
Ending balance		1,466
Other - Disputes [Member]
Disclosure of other provisions [line items]
Beginning balance	454	7
Effect of changes in foreign exchange rates	38	(3)
Acquisitions through business combinations		616
Provisions made	35	17
Provisions used	(99)	(6)
Provisions reversed	2	(27)
Other movements	39	(150)
Ending balance	864	454
Other - Disputes [Member] | Adjustments [Member]
Disclosure of other provisions [line items]
Beginning balance	394
Ending balance		394
Other - Disputes [Member] | Fair values adjusted 2016 [Member]
Disclosure of other provisions [line items]
Beginning balance	$ 848
Ending balance		$ 848